Provision in Lieu of Income Taxes	12 Months Ended
Dec. 31, 2024
Provision in Lieu of Income Taxes [Abstract]
PROVISION IN LIEU OF INCOME TAXES
4. PROVISION IN LIEU OF INCOME TAXES
Components of Liability in Lieu of Deferred Income Taxes
The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2024	2023
Deferred Tax Related Assets:
Employee benefit liabilities	$256	$265
Regulatory liabilities	35	42
Other	73	53

Total	364	360

Deferred Tax Related Liabilities:
Property, plant and equipment	2,598	2,391
Regulatory assets	312	287
Other	6	2

Total	2,916	2,680

Liability in lieu of deferred income taxes – net	$2,552	$2,320

Provision (Benefit) in Lieu of Income Taxes
The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Years Ended December 31,
	2024	2023	2022
Reported in operating expenses:
Current:
U.S. federal	$24	$88	$136
State	32	29	27
Deferred:
U.S. federal	153	69	39
Amortization of investment tax credits	(1)	(1)	(1)

Total reported in operating expenses	208	185	201

Reported in other income and deductions:
Current:
U.S. federal	(4)	—	(13)
Deferred federal	2	(8)	3

Total reported in other income and deductions	(2)	(8)	(10)

Total provision in lieu of income taxes	$206	$177	$191

Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Years Ended December 31,
	2024	2023	2022
Income before provision in lieu of income taxes	$1,174	$1,041	$1,096

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$247	$219	$230
Amortization of investment tax credits – net of deferred tax effect	—	(1)	(1)
Amortization of excess deferred taxes	(51)	(51)	(52)
Texas margin tax, net of federal tax benefit	24	22	22
Nontaxable gains on benefit plan investments	(7)	(3)	—
Other	(7)	(9)	(8)

Reported provision in lieu of income taxes	$206	$177	$191

Effective rate	17.5%	17.0%	17.4%
The net amounts of $2.552 billion and $2.320 billion reported in the balance sheets at December 31, 2024 and 2023, respectively, as liability in lieu of deferred income taxes include amounts previously recorded as net deferred tax liabilities. In connection with the sale of equity interests to Texas Transmission in 2008, we became a partnership for U.S. federal income tax purposes, and the temporary differences that gave rise to the deferred taxes will, over time, become taxable to the equity holders. Under a tax sharing agreement among us and our equity holders (see Note 1), we make payments to the equity holders related to income taxes when amounts would have become due to the I.R.S. if Oncor was taxed as a corporation. Accordingly, as the temporary differences become taxable, we will pay the equity holders. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.
Accounting For Uncertainty in Provision in Lieu of Income Taxes
For federal income tax purposes, the statute of limitations is open for partnership tax returns for the years beginning after December 31, 2020. We filed refund claims for the tax years ending December 31, 2018, 2019 and 2020, but no additional tax may be assessed for these tax years. We have also filed refund claims for the tax year ending December 31, 2021.
Texas margin tax returns are still open for tax years beginning after 2019. We have filed refund claims for the tax year ending December 31, 2018 through 2021 (2019 through 2022 report years), but no additional tax may be assessed for 2018 and 2019.

We are not a member of another entity’s consolidated tax group and assess our liability for uncertain tax positions in our partnership returns. The following table represents the changes to the uncertain tax positions reported in other noncurrent liabilities in our consolidated balance sheets for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
Balance at January 1, excluding interest and penalties	$3	$1
Additions based on tax positions related to prior years	2	2

Balance at December 31, excluding interest and penalties	$5	$3

Noncurrent liabilities included $1 million of accrued interest related to uncertain tax positions each at December 31, 2024 and 2023. Furthermore, there was $1 million recorded related to interest and penalties in the year ended December 31, 2024 and $1 million and negligible amounts in the years ended December 31, 2023 and 2022, respectively. The federal income tax benefit on the interest accrued on uncertain tax positions, if any, is recorded as liability in lieu of deferred income taxes.